SCHEDULE OF EFFECTIVE INCOME TAX RATE BASED ON INCOME (LOSS) BEFORE INCOME TAX EXPENSE (Details)	12 Months Ended
	Dec. 31, 2024 USD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2023 SGD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2022 SGD ($)
Income Tax Disclosure [Abstract]
Income (loss) before income taxes	$ (1,666,195)	$ 237,499	$ 318,913	$ 814,727	$ 1,123,265
Statutory income tax rate	17.00%	17.00%	17.00%	17.00%	17.00%
Income tax expense at statutory rate	$ (283,253)	$ 40,375		$ 138,503
Income not subject to taxes		(770)		(3,579)
Expenses not subject to tax deduction	286,263	291,606		172,774
Temporary difference not subject to taxes	(35,778)	(104,990)		(2,262)
Utilization of deferred tax assets not previously recognized	(255,128)	(202,934)		(168,314)
Utilization of tax losses previously not recognized	287,896	(23,287)		(137,122)
Income tax expense